Not FDIC Insured May Lose Value No Bank Guarantee
158-Q1PH

Statement of Investments
(unaudited)
Franklin Rising Dividends Fund 2
Notes to Statement of Investments 5

Franklin Managed Trust
Statement of Investments (unaudited), December 31, 2021
Franklin Rising Dividends Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Shares
a
Value
a
Common Stocks 98.5%
Aerospace & Defense 3.4%
General Dynamics Corp. .............................................. 1,667,690 $ 347,663,334
Raytheon Technologies Corp. .......................................... 7,426,728 639,144,212
986,807,546
Air Freight & Logistics 2.1%
United Parcel Service, Inc., B .......................................... 2,903,500 622,336,190
Banks 1.4%
JPMorgan Chase & Co. ............................................... 2,595,700 411,029,095
Beverages 1.7%
PepsiCo, Inc. ...................................................... 2,816,077 489,180,736
Biotechnology 1.2%
AbbVie, Inc. ....................................................... 2,579,200 349,223,680
Building Products 2.8%
Carlisle Cos., Inc. ................................................... 958,729 237,879,840
Johnson Controls International plc ....................................... 7,069,749 574,841,291
812,721,131
Capital Markets 1.2%
Nasdaq, Inc. ....................................................... 1,734,750 364,314,847
Chemicals 10.4%
Air Products and Chemicals, Inc. ........................................ 2,556,158 777,736,633
Albemarle Corp. .................................................... 2,694,200 629,823,134
Ecolab, Inc. ........................................................ 1,858,772 436,049,324
Linde plc .......................................................... 2,863,435 991,979,787
Sherwin-Williams Co. (The) ............................................ 581,600 204,816,256
3,040,405,134
Commercial Services & Supplies 1.9%
Cintas Corp. ....................................................... 1,230,700 545,409,319
Electrical Equipment 0.7%
nVent Electric plc ................................................... 5,068,468 192,601,784
Food & Staples Retailing 1.3%
Walmart, Inc. ...................................................... 2,616,764 378,619,583
Food Products 1.4%
McCormick & Co., Inc. ............................................... 4,319,600 417,316,556
Health Care Equipment & Supplies 9.6%
Abbott Laboratories .................................................. 4,569,700 643,139,578
Becton Dickinson and Co. ............................................. 2,454,656 617,296,891
Medtronic plc ...................................................... 5,646,700 584,151,115
Stryker Corp. ...................................................... 3,646,318 975,098,359
2,819,685,943
Health Care Providers & Services 2.9%
CVS Health Corp. ................................................... 1,346,400 138,894,624
UnitedHealth Group, Inc. .............................................. 1,409,600 707,816,544
846,711,168
Hotels, Restaurants & Leisure 1.8%
McDonald's Corp. ................................................... 1,916,554 513,770,631
Household Products 2.8%
Colgate-Palmolive Co. ............................................... 3,696,810 315,485,765

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 2,995,088 $ 489,936,495
805,422,260
Industrial Conglomerates 6.3%
Honeywell International, Inc. ........................................... 3,103,400 647,089,934
Roper Technologies, Inc. .............................................. 2,401,602 1,181,251,960
1,828,341,894
Insurance 0.6%
Erie Indemnity Co., A ................................................. 961,622 185,266,094
IT Services 6.9%
Accenture plc, A .................................................... 3,289,400 1,363,620,770
Visa, Inc., A ........................................................ 2,965,900 642,740,189
2,006,360,959
Life Sciences Tools & Services 2.6%
West Pharmaceutical Services, Inc. ...................................... 1,648,600 773,209,886
Machinery 3.4%
Donaldson Co., Inc. ................................................. 2,780,204 164,754,889
Dover Corp. ....................................................... 2,757,800 500,816,480
Pentair plc ........................................................ 4,409,468 322,023,448
987,594,817
Multiline Retail 2.4%
Target Corp. ....................................................... 3,021,291 699,247,589
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp. ..................................................... 2,272,600 266,689,610
EOG Resources, Inc. ................................................ 2,154,600 191,393,118
Exxon Mobil Corp. ................................................... 2,213,200 135,425,708
593,508,436
Pharmaceuticals 2.7%
Johnson & Johnson ................................................. 2,879,600 492,613,172
Pfizer, Inc. ......................................................... 5,042,600 297,765,530
790,378,702
Road & Rail 1.8%
JB Hunt Transport Services, Inc. ........................................ 664,700 135,864,680
Norfolk Southern Corp. ............................................... 1,358,253 404,365,501
540,230,181
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc. ................................................. 5,158,219 906,660,154
Texas Instruments, Inc. ............................................... 4,731,500 891,745,805
1,798,405,959
Software 9.5%
Microsoft Corp. ..................................................... 8,235,600 2,769,796,991
Specialty Retail 4.1%
Lowe's Cos., Inc. .................................................... 2,869,000 741,579,120
Ross Stores, Inc. ................................................... 3,983,150 455,194,382
1,196,773,502
Textiles, Apparel & Luxury Goods 2.4%
NIKE, Inc., B ....................................................... 4,197,700 699,630,659

Franklin Managed Trust
Statement of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.
4
a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors 1.0%
WW Grainger, Inc. ................................................... 576,000 $ 298,506,240
Total Common Stocks (Cost $9,944,557,640) ....................................
28,762,807,512
a a a a
Short Term Investments 1.5%
a
Money Market Funds 1.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 423,569,467 423,569,467
Total Money Market Funds (Cost $423,569,467) .................................
423,569,467
Total Short Term Investments (Cost $423,569,467 ) ...............................
423,569,467
a
Total Investments (Cost $10,368,127,107) 10 0.0% ...............................
$29,186,376,979
Other Assets, less Liabilities 0.0%
†
............................................
22,180,628
Net Assets 100.0% ...........................................................
$29,208,557,607
†
Rounds to less than 0.1%.
a
See Note

regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended December
31, 2021, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 351,254,684 $ 454,911,761 $ (382,596,978) $ — $ — $ 423,569,467 423,569,467 $ 9,337
Total Affiliated Securities ... $351,254,684 $454,911,761 $(382,596,978) $— $— $423,569,467 $9,337
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.